SCHEDULE OF LEASE LIABILITIES (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
At beginning of year	$ 23,131	$ 31,122
Currency realignment	(1,157)	(535)
Interest charged (Note 19)	896	1,289	$ 784
Payment made	(8,451)	(8,745)
At end of year	$ 14,419	$ 23,131	$ 31,122